Non-Controlling Interest in Versus LLC	6 Months Ended
Jun. 30, 2022
Non-Controlling Interest in Versus LLC Disclosure [Abstract]
NON-CONTROLLING INTEREST IN VERSUS LLC
8.	NON-CONTROLLING INTEREST IN VERSUS LLC

As of December 31, 2018, the Company held a 41.3% ownership interest in Versus LLC, a privately held limited liability company organized under the laws of the state of Nevada. The Company consolidates Versus LLC as a result of having full control over the voting shares. Versus LLC is a technology company that is developing a business-to-business software platform that allows video game publishers and developers to offer prize-based matches of their games to their players.

On May 21, 2019, the Company acquired an additional 25.2% interest in Versus LLC in exchange for 574,009 common shares of the Company and 287,005 share purchase warrants that are exercisable at C$3.20 per share until June 30, 2019. The common shares and the share purchase warrants were determined to have a fair value of $1,403,675 and $116,595, respectively. As a result, the Company increased its ownership interest to 66.5% and recorded the excess purchase price over net identifiable liabilities of $3,575,884 against reserves. The effect on non-controlling interest was a reduction of $2,053,199.

On June 21, 2019, the Company acquired an additional 0.3% interest in Versus LLC in exchange for 2,825 common shares of the Company and 1,412 share purchase warrants that are exercisable at C$3.20 per share until June 30, 2019. The common shares and the share purchase warrants were determined to have a fair value of $6,906 and $2,527, respectively. As a result, the Company increased its ownership interest to 66.8% and recorded the excess purchase price over net identifiable assets of $26,448 against reserves. The effect on non-controlling interest was a reduction of $19,433.

On March 1, 2022, the Company acquired an additional 15.1% interest in Versus LLC in exchange for 171,608 common shares of the Company. The common shares were determined to have a fair value of $186,294. As a result, the Company increased its ownership interest to 81.9% and recorded the excess purchase price over net identifiable assets of $4,562,631 against reserves. The effect on non-controlling interest was a reduction of $4,376,337.

The following table presents summarized financial information before intragroup eliminations for the non-wholly owned subsidiary as of June 30, 2022 and June 30, 2021 and the six month periods then ended:

	2022	2021
Non-controlling interest percentage	18.1%	33.2%
	($)	($)
Assets
Current	1,855,473	5,430,942
Non-current	2,811,260	2,120,081
	4,666,733	7,551,024

Liabilities
Current	642,901	1,191,048
Non-current	36,149,724	33,676,348
	36,792,624	34,867,396
Net liabilities	(32,125,891)	(27,316,372)
Non-controlling interest	(5,504,169)	(6,333,340)
Net loss	(5,256,557)	(14,123,971)
Net loss attributed to non-controlling interest	(1,258,926)	(1,461,606)